Cover	Dec. 16, 2024
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Dec. 16, 2024
Current Fiscal Year End Date	--12-31
Entity File Number	000-56701
Entity Registrant Name	New Mountain Net Lease Trust
Entity Central Index Key	0002033695
Entity Tax Identification Number	99-6897976
Entity Incorporation, State or Country Code	MD
Entity Address, Address Line One	1633 Broadway, 48th Floor
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10019
City Area Code	212
Local Phone Number	720-0300
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false